Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20—SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10), the Company has analyzed its operations subsequent to September 30, 2019 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.

NOTE 19—SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10), the Company has analyzed its operations subsequent to December 31, 2018 to the date these financial statements were issued, and has determined that, except as set forth below, it does not have any material subsequent events to disclose in these financial statements.

Grid Promissory Note

The maturity date of the grid promissory note was extended until January 3, 2021.

Amendment to Cornerstone Purchase Agreement

On March 13, 2019, 1847 CB, Cornerstone and the Seller entered into Amendment No. 1 to the Stock Purchase Agreement (the "Amendment"). Pursuant to the Amendment, the purchase price was revised to $15,000,000 consisting of: (i) $7,425,000 in cash; (ii) a subordinated promissory note in the aggregate principal amount of $3,338,359; and (iii) a subordinated contingent promissory note in the aggregate amount of $4,236,641. The purchase price assumes that the 1847 CB will be able to verify through its accounting due diligence that Cornerstone is trending to achieve at least $3,673,000 of EBITDA on an adjusted basis as mutually agreed upon between the 1847 CB and the Seller.

As noted above, a portion of the purchase price will be paid by the issuance by 1847 CB to the Seller of a subordinated promissory note in the principal amount of $3,338,359. This note will accrue interest at 8% per annum and will mature on the third anniversary of the closing date, at which time the principal along with any accrued but unpaid interest will be paid in one lump sum. This note will contain customary events of default. The rights of the Seller to receive payments under this note will be subordinate in right to the senior indebtedness of 1847 CB up to a maximum of $7,500,000.

As noted above, a portion of the purchase price will be paid by the issuance by 1847 CB to the Seller of a contingent subordinated promissory note in the principal amount of $4,236,641. This note will accrue interest at 8% per annum. This note will be payable only if Cornerstone achieves a minimum average of $3,673,000 of adjusted EBITDA for the fiscal years ended December 31, 2019, 2020 and 2021, at which time $1,467,731 of the principal, plus accrued but unpaid interest will become immediately due and payable, provided however, that if the actual average adjusted EBITDA for this period exceeds the minimum average adjusted EBITDA, up to a maximum average adjusted EBITDA of $5,509,500, then the amount due and payable under this note will be increased proportionately, up to the full principal, plus accrued but unpaid interest. This note will contain customary events of default. The rights of the Seller to receive payments under this note will be subordinate in right to the senior indebtedness of 1847 CB up to a maximum of $7,500,000.

The Amendment also extended the termination date, such that instead of either party's right to terminate on or before 90 days following the date that the Seller delivers the Disclosure Schedule to 1847 CB, either party may now terminate if the closing does not occur on or before April 15, 2019; provided that the right to terminate will not be available to any party whose breach of any provision of the Purchase Agreement results in the failure of the closing to occur by such time.

Closing Goedeker Transaction and Related Financing

Closing of Goedeker Acquisition

On January 18, 2019, the Company's formed wholly-owned subsidiary 1847 Goedeker Inc. ("1847 Goedeker") entered into an Asset Purchase Agreement with Goedeker Television Co., Inc., a Missouri corporation ("Goedeker") and Steve Goedeker and Mike Goedeker (the "Stockholders"), pursuant to which 1847 Goedeker agreed to acquire substantially all of the assets of Goedeker used in its retail appliance and furniture business (the "Goedeker Business") for the purchase price described below (the "Goedeker Acquisition").

On March 20, 2019, the Company formed 1847 Goedeker Holdco Inc. ("1847 Holdco") as a wholly-owned subsidiary in the State of Delaware and then the Company transferred all of its shares in 1847 Goedeker to 1847 Holdco, such that 1847 Goedeker became a wholly-owned subsidiary of 1847 Holdco.

On April 5, 2019, 1847 Goedeker, 1847 Holdco, Goedeker and the Stockholders entered into an amendment to the Asset Purchase Agreement (as amended, the "Goedeker Purchase Agreement") and closing of the Acquisition was completed.

The aggregate purchase price is $6,200,000 consisting of: (i) $1,500,000 in cash, subject to adjustment; (ii) the issuance of a promissory note in the principal amount of $4,100,000; and (iii) up to $600,000 in Earn Out Payments (as defined below). As additional consideration, 1847 Holdco agreed to issue to each of the Stockholders a number of shares of its common stock equal to a 11.25% non-dilutable interest in all of the issued and outstanding stock of 1847 Holdco as of the closing date.

The cash portion was decreased by the amount of outstanding indebtedness of Goedeker for borrowed money existing as of the closing. As a result, the cash portion was adjusted to $478,000. In addition, the cash portion of the purchase price is subject to a customary post-closing working capital adjustment provision with a target working capital of -$1,802,000 (negative amount).

As noted above, a portion of the purchase price was paid by the issuance by 1847 Goedeker of a 9% Subordinated Promissory Note in the principal amount of $4,100,000 (the "Goedeker Note"). The Goedeker Note will accrue interest at 9% per annum, amortized on a five-year straight-line basis and payable quarterly in accordance with the amortization schedule attached thereto, and mature on the fifth (5th) anniversary of the closing date. 1847 Goedeker has the right to redeem all or any portion of the Goedeker Note at any time prior to the maturity date without premium or penalty of any kind. The Goedeker Note contains customary events of default, including in the event of (i) non-payment, (ii) a default by 1847 Goedeker of any of its covenants under the Goedeker Purchase Agreement or any other agreement entered into in connection with the Goedeker Purchase Agreement, or a breach of any of representations or warranties under such documents, or (iii) the bankruptcy of 1847 Goedeker. The Goedeker Note also contains a cross default provision, whereby a default under the Revolving Loan or Term Loan (each as defined below), will also constitute an event of default under the Goedeker Note.

Goedeker is also entitled to receive the following payments (the "Earn Out Payments") to the extent the Goedeker Business achieves the applicable EBITDA (as defined in the Goedeker Purchase Agreement) targets:

4.	An Earn Out Payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the closing date is $2,500,000 or greater;

5.	An Earn Out Payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the first anniversary of closing date is $2,500,000 or greater; and

6.	An Earn Out Payment of $200,000 if the EBITDA of the Goedeker Business for the trailing twelve (12) month period from the second anniversary of the closing date is $2,500,000 or greater.

To the extent the EBITDA of the Goedeker Business for any applicable period is less than $2,500,000 but greater than $1,500,000, 1847 Goedeker must pay a partial Earn Out Payment to Goedeker in an amount equal to the product determined by multiplying (i) the EBITDA Achievement Percentage by (ii) the applicable Earn Out Payment for such period, where the "Achievement Percentage" is the percentage determined by dividing (A) the amount of (i) the EBITDA of the Goedeker Business for the applicable period less (ii) $1,500,000, by (B) $1,000,000. For avoidance of doubt, no partial Earn Out Payments shall be earned or paid to the extent the EBITDA of the Goedeker Business for any applicable period is equal or less than $1,500,000.

To the extent Goedeker is entitled to all or a portion of an Earn Out Payment, the applicable Earn Out Payment(s) (or portion thereof) shall be paid on the date that is three (3) years from the closing date, and shall accrue interest from the date on which it is determined Goedeker is entitled to such Earn Out Payment (or portion thereof) at a rate equal to five percent (5%) per annum, computed on the basis of a 360 day year for the actual number of days elapsed.

During the earn out periods stated above, 1847 Goedeker agreed to (i) operate the Goedeker Business in the ordinary course of business substantially consistent with past practices, (ii) operate the Goedeker Business as a distinct business entity or division so that its results can be verified for purposes of calculating the Earn Out Payment, and (iii) adequately fund the Goedeker Business during the periods. Furthermore, 1847 Goedeker agreed that it would not, directly or indirectly, take any actions in bad faith that would have the purpose of avoiding the Earn Out Payment.

The rights of Goedeker to receive payments under the Goedeker Note and any Earn Out Payments are subordinate to the rights of Burnley Capital LLC and Small Business Community Capital II, L.P. under separate Subordination Agreements that Goedeker entered into with them on April 5, 2019 in connection with the Acquisition.

The Goedeker Purchase Agreement contains customary representations, warranties and covenants, including a covenant that Goedeker and the Stockholders will not compete with the Goedeker Business for a period of three (3) years following closing. In addition, 1847 Goedeker provided the Stockholders with certain rights to participate in future stock issuances of 1847 Goedeker.

The Goedeker Purchase Agreement also contains mutual indemnification for breaches of representations or warranties and failure to perform covenants or obligations contained in the Goedeker Purchase Agreement. Goedeker and the Stockholders also indemnified 1847 Goedeker for (i) any Excluded Liability (as defined in the Goedeker Purchase Agreement) and (ii) any liability of Goedeker which is not an Assumed Liability (as defined in the Goedeker Purchase Agreement) and which is imposed upon 1847 Goedeker under any bulk transfer law of any jurisdiction or under any common law doctrine of de facto merger or successor liability so long as such liability arises out of the ownership, use or operation of the assets of Goedeker, or the operation or conduct of the Goedeker Business prior to the closing. 1847 Goedeker also indemnified Goedeker and the Stockholders for (i) any Assumed Liability and (ii) any liability (other than any Excluded Liability) asserted by a third party against any of Goedeker or the Stockholders which arises out of the ownership of the Purchased Assets (as defined in the Goedeker Purchase Agreement) after the closing or the operation by 1847 Goedeker of the business conducted with the Purchased Assets after the closing.

In the case of the indemnification provided with respect to breaches of certain non-fundamental representations and warranties, the party will only become liable for indemnified losses if the amount exceeds an aggregate of $50,000, whereupon such party will be liable for all losses relating back to the first dollar. Notwithstanding the foregoing, this threshold limitation shall not apply to claims by 1847 Goedeker for breaches by Goedeker or the Stockholders of certain fundamental representations. Furthermore, 1847 Goedeker's aggregate remedy with respect to any and all claims for breaches of representations, warranties and covenants by Goedeker or the Stockholders shall not exceed $2,000,000. 1847 Goedeker's only recourse for indemnification is to set-off the amount of any claims against the amounts due to Goedeker under the note or that would otherwise be owed to Goedeker under the Earn Out Payments.

Pursuant to the Goedeker Purchase Agreement, on April 5, 2019, 1847 Goedeker entered into a Lease Agreement (the "Lease") with S.H.J., L.L.C., a Missouri limited liability company and affiliate of Goedeker. The Lease is for a term five (5) years and provides for a base rent of $45,000 per month. In addition, 1847 Goedeker is responsible for all taxes and insurance premiums during the lease term. In the event of late payment, interest shall accrue on the unpaid amount at the rate of eighteen percent (18%) per annum. The Lease contains customary events of default, including if: (i) 1847 Goedeker shall fail to pay rent within five (5) days after the due date; (ii) any insurance required to be maintained by 1847 Goedeker pursuant to the Lease shall be canceled, terminated, expire, reduced, or materially changed; (iii) 1847 Goedeker shall fail to comply with any term, provision, or covenant of the Lease and shall not begin and pursue with reasonable diligence the cure of such failure within fifteen (15) days after written notice thereof to 1847 Goedeker; (iv) 1847 Goedeker shall become insolvent, make an assignment for the benefit of creditors, or file a petition under any section or chapter of the Bankruptcy Code, or under any similar law or statute of the United States of America or any State thereof; or (v) a receiver or trustee shall be appointed for the leased premises or for all or substantially all of the assets of 1847 Goedeker.

Management Services Agreement

On April 5, 2019, 1847 Goedeker entered into a Management Services Agreement (the "Offsetting MSA") with the Manager. The Offsetting MSA is an offsetting management services agreement as defined in the management services agreement.

Pursuant to the Offsetting MSA, 1847 Goedeker appointed the Manager to provide certain services to it for a quarterly management fee equal to the greater of $62,500 or 2% of Adjusted Net Assets (as defined in the management services agreement) (the "Management Fee"); provided, however, that (i) pro rated payments shall be made in the first quarter and the last quarter of the term, (ii) if the aggregate amount of management fees paid or to be paid by 1847 Goedeker, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal year exceeds, or is expected to exceed, 9.5% of the Company's gross income with respect to such fiscal year, then the Management Fee to be paid by 1847 Goedeker for any remaining fiscal quarters in such fiscal year shall be reduced, on a pro rata basis determined by reference to the management fees to be paid to the Manager by all of the subsidiaries of the Company, until the aggregate amount of the Management Fee paid or to be paid by 1847 Goedeker, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal year, does not exceed 9.5% of the Company's gross income with respect to such fiscal year, and (iii) if the aggregate amount the Management Fee paid or to be paid by 1847 Goedeker, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to any fiscal quarter exceeds, or is expected to exceed, the aggregate amount of the Parent Management Fee with respect to such fiscal quarter, then the Management Fee to be paid by 1847 Goedeker for such fiscal quarter shall be reduced, on a pro rata basis, until the aggregate amount of the Management Fee paid or to be paid by 1847 Goedeker, together with all other management fees paid or to be paid by all other subsidiaries of the Company to the Manager, in each case, with respect to such fiscal quarter, does not exceed the Parent Management Fee calculated and payable with respect to such fiscal quarter.

Notwithstanding the foregoing, payment of the Management Fee is subordinated to the payment of interest on the Goedeker Note, such that no payment of the Management Fee may be made if 1847 Goedeker is in default under the Goedeker Note with regard to interest payments and, for the avoidance of doubt, such payment of the Management Fee will be contingent on 1847 Goedeker being in good standing on all associated loan covenants. In addition, during the period that that any amounts are owed under the Goedeker Note or the Earn Out Payments, the annual Management Fee shall be capped at $250,000.

In addition, the rights of the Manager to receive payments under the Offsetting MSA are subordinate to the rights of Burnley and SBCC (each as defined below) under separate Subordination Agreements that the Manager entered into with Burnley and SBCC on April 5, 2019.

1847 Goedeker shall also reimburse the Manager for all costs and expenses of 1847 Goedeker which are specifically approved by the board of directors of 1847 Goedeker, including all out-of-pocket costs and expenses, that are actually incurred by the Manager or its affiliates on behalf of 1847 Goedeker in connection with performing services under the Offsetting MSA.

The services provided by the Manager include: conducting general and administrative supervision and oversight of 1847 Goedeker's day-to-day business and operations, including, but not limited to, recruiting and hiring of personnel, administration of personnel and personnel benefits, development of administrative policies and procedures, establishment and management of banking services, managing and arranging for the maintaining of liability insurance, arranging for equipment rental, maintenance of all necessary permits and licenses, acquisition of any additional licenses and permits that become necessary, participation in risk management policies and procedures; and overseeing and consulting with respect to 1847 Goedeker's business and operational strategies, the implementation of such strategies and the evaluation of such strategies, including, but not limited to, strategies with respect to capital expenditure and expansion programs, acquisitions or dispositions and product or service lines.

Revolving Loan

On April 5, 2019, 1847 Goedeker, as borrower, and 1847 Holdco entered into a Loan and Security Agreement (the "Revolving Loan Agreement") with Burnley Capital LLC ("Burnley") for revolving loans in an aggregate principal amount that will not exceed the lesser of (i) the Borrowing Base or (ii) $1,500,000 (provided that such amount may be increased to $3,000,000 in Burnley's sole discretion) (the "Revolving Loan Amount") minus reserves established Burnley at any time (the "Reserves") in accordance with the Revolving Loan Agreement (the "Revolving Loan"). The "Borrowing Base" means an amount equal to the sum of the following: (i) the product of 85% multiplied by the liquidation value of 1847 Goedeker's inventory (net of all liquidation costs) identified in the most recent inventory appraisal by an appraiser acceptable to Burnley (ii) multiplied by 1847 Goedeker's Eligible Inventory (as defined in the Revolving Loan Agreement), valued at the lower of cost or market value, determined on a first-in-first-out basis. In connection with the closing of the Acquisition on April 5, 2019, 1847 Goedeker borrowed $744,000 under the Revolving Loan Agreement and issued a Revolving Note to Burnley in the principal amount of up to $1,500,000.

The Revolving Note matures on April 5, 2022, provided that at Burnley's sole and absolute discretion, it may agree to extend the maturity date for two successive terms of one year each. The Revolving Note bears interest at a per annum rate equal to the greater of (i) the LIBOR Rate (as defined in the Revolving Loan Agreement) plus 6.00% or (ii) 8.50%; provided that upon an Event of Default (as defined below) all loans, all past due interest and all fees shall bear interest at a per annum rate equal to the foregoing rate plus 3.00%. 1847 Goedeker shall pay interest accrued on the Revolving Note in arrears on the last day of each month commencing on April 30, 2019.

1847 Goedeker may at any time and from time to time prepay the Revolving Note in whole or in part. If at any time the outstanding principal balance on the Revolving Note exceeds the lesser of (i) the difference of the Revolving Facility Amount minus any Reserves and (ii) the Borrowing Base, then 1847 Goedeker shall immediately prepay the Revolving Note in an aggregate amount equal to such excess. In addition, in the event and on each occasion that any Net Proceeds (as defined in the Revolving Loan Agreement) are received by or on behalf of 1847 Goedeker or 1847 Holdco in respect of any Prepayment Event following the occurrence and during the continuance of an Event of Default, 1847 Goedeker shall, immediately after such Net Proceeds are received, prepay the Revolving Note in an aggregate amount equal to 100% of such Net Proceeds. A "Prepayment Event" means (i) any sale, transfer, merger, liquidation or other disposition (including pursuant to a sale and leaseback transaction) of any property of 1847 Goedeker or 1847 Holdco; (ii) a Change of Control (as defined in the Revolving Loan Agreement); (iii) any casualty or other insured damage to, or any taking under power of eminent domain or by condemnation or similar proceeding of, any property of 1847 Goedeker or 1847 Holdco with a fair value immediately prior to such event equal to or greater than $25,000; (iv) the issuance by 1847 Goedeker of any capital stock or the receipt by 1847 Goedeker of any capital contribution; or (v) the incurrence by 1847 Goedeker or 1847 Holdco of any Indebtedness (as defined in the Revolving Loan Agreement), other than Indebtedness permitted under the Revolving Loan Agreement.

Under the Revolving Loan Agreement, 1847 Goedeker is required to pay a number of fees to Burnley, including the following:

●	an origination fee of $15,000, which was paid at closing on April 5, 2019;

●	a commitment fee during the period from closing to the earlier of the maturity date or termination of Burnley's commitment to make loans under the Revolving Loan Agreement, which shall accrue at the rate of 0.50% per annum on the average daily difference of the Revolving Facility Amount then in effect minus the sum of the outstanding principal balance of the Burney Note, which such accrued commitment fees are due and payable in arrears on the first day of each calendar month and on the date on which Burnley's commitment to make loans under the Revolving Loan Agreement terminates, commencing on the first such date to occur after the closing date;

●	an annual loan facility fee equal to 0.75% of the Revolving Commitment (i.e., the maximum amount that 1847 Goedeker may borrow under the Revolving Loan), which is fully earned on the closing date for the term of the loan (including any extension) but shall be due and payable on each anniversary of the closing date;

●	a monthly collateral management fee for monitoring and servicing the Revolving Loan equal to $1,700 per month for the term of Revolving Note, which is fully earned and non-refundable as of the date of the Revolving Loan Agreement, but shall be payable monthly in arrears on the first day of each calendar month; provided that payment of the collateral management fee may be made, at the discretion of Burnley, by application of advances under the Revolving Loan or directly by 1847 Goedeker; and

●	if the Revolving Loan is terminated for any reason, including by Burnley following an Event of Default, then 1847 Goedeker shall pay, as liquidated damages and compensation for the costs of being prepared to make funds available, an amount equal to the Applicable Percentage multiplied by the Revolving Commitment (i.e., the maximum amount that 1847 Goedeker may borrow under the Revolving Loan), wherein the term Applicable Percentage means (i) 3%, in the case of a termination on or prior to the first anniversary of the closing date, (ii) 2%, in the case of a termination after the first anniversary of the closing date but on or prior to the second anniversary thereof, and (iii) 0.5%, in the case of a termination after the second anniversary of the closing date but on or prior to the maturity date.

In addition to the foregoing, 1847 Goedeker was required under the Revolving Loan Agreement and the Term Loan Agreement described below to pay a consulting fee of $150,000 to GVC Financial Services, LLC at closing.

The Revolving Loan Agreement contains customary events of default, including, among others (each, an "Event of Default"): (i) for failure to pay principal and interest on the Revolving Note when due, or to pay any fees due under the Revolving Loan Agreement; (ii) if any representation, warranty or certification in the Revolving Loan Agreement or any document delivered in connection therewith is incorrect in any material respect; (iii) for failure to perform any covenant or agreement contained in the Revolving Loan Agreement or any document delivered in connection therewith; (iv) for the occurrence of any default in respect of any other Indebtedness of more than $100,000; (v) for any voluntary or involuntary bankruptcy, insolvency or dissolution; (vi) for the occurrence of one or more judgments, non-interlocutory orders, decrees or arbitration awards involving in the aggregate a liability of $25,000 or more; (vii) if 1847 Goedeker or 1847 Holdco, or officer thereof, is charged by a governmental authority, criminally indicted or convicted of a felony under any law that would reasonably be expected to lead to forfeiture of any material portion of collateral, or such entity is subject to an injunction restraining it from conducting its business; (viii) if Burnley determines that a Material Adverse Effect (as defined in the Revolving Loan Agreement) has occurred; (ix) if a Change of Control (as defined in the Revolving Loan Agreement) occurs; (x) if there is any material damage to, loss, theft or destruction of property which causes, for more than thirty consecutive days beyond the coverage period of any applicable business interruption insurance, the cessation or substantial curtailment of revenue producing activities; (xi) if there is a loss, suspension or revocation of, or failure to renew any permit if it could reasonably be expected to have a Material Adverse Effect; and (xii) for the occurrence of any default or event of default under the Term Loan (as defined below), the Goedeker Note, the Leonite Note (as defined below) or any other debt that is subordinated to the Revolving Loan.

The Revolving Loan Agreement contains customary representations, warranties and affirmative and negative financial and other covenants for a loan of this type. The Revolving Note is secured by a first priority security interest in all of the assets of 1847 Goedeker and 1847 Holdco. In connection with such security interest, on April 5, 2019, (i) 1847 Holdco entered into a Pledge Agreement with Burnley, pursuant to which 1847 Holdco pledged the shares of 1847 Goedeker held by it to Burnley, and (ii) 1847 Goedeker entered into a Deposit Account Control Agreement with Burnley, Small Business Community Capital II, L.P. and Montgomery Bank relating to the security interest in 1847 Goedeker's bank accounts.

In addition, on April 5, 2019, the Company entered into a Guaranty with Burnley to guaranty the obligations under the Revolving Loan Agreement upon the occurrence of certain prohibited acts described in the Guaranty.

Term Loan

On April 5, 2019, 1847 Goedeker, as borrower, and 1847 Holdco entered into a Loan and Security Agreement (the "Term Loan Agreement") with Small Business Community Capital II, L.P. ("SBCC") for a term loan in the principal amount of $1,500,000 (the "Term Loan"), pursuant to which 1847 Goedeker issued to SBCC a Term Note in the principal amount of up to $1,500,000 and a ten-year warrant (the "SBCC Warrant") to purchase shares of the most senior capital stock of 1847 Goedeker equal to 5.0% of the outstanding equity securities of 1847 Goedeker on a fully-diluted basis for an aggregate price equal to $100.

The Term Note matures on April 5, 2023 and bears interest at the sum of the Cash Interest Rate (defined as 11% per annum) plus the PIK Interest Rate (defined as 2% per annum); provided that upon an Event of Default all principal, past due interest and all fees shall bear interest at a per annum rate equal to the Cash Interest Rate and the PIK Interest Rate, in each case plus 3.00%. Interest accrued at the Cash Interest Rate shall be due and payable in arrears on the last day of each month commencing May 31, 2019. Interest accrued at the PIK Interest Rate shall be automatically capitalized, compounded and added to the principal amount of the Term Note on each last day of each quarter unless paid in cash on or prior to the last day of each quarter; provided that (i) interest accrued pursuant to an Event of Default shall be payable on demand, and (ii) in the event of any repayment or prepayment, accrued interest on the principal amount repaid or prepaid (including interest accrued at the PIK Interest Rate and not yet added to the principal amount of Term Note) shall be payable on the date of such repayment or prepayment. Notwithstanding the foregoing, all interest on Term Note, whether accrued at the Cash Interest Rate or the PIK Interest Rate, shall be due and payable in cash on the maturity date unless payment is sooner required by the Term Loan Agreement.

1847 Goedeker must repay to SBCC on the last business day of each March, June, September and December, commencing with the last business day of June 2019, an aggregate principal amount of the Term Note equal to $93,750, regardless of any prepayments made, and must pay the unpaid principal on the maturity date unless payment is sooner required by the Term Loan Agreement.

1847 Goedeker may prepay the Term Note in whole or in part from time to time; provided that if such prepayment occurs (i) prior to the first anniversary of the closing date, 1847 Goedeker shall pay SBCC an amount equal to 5.0% of such prepayment, (ii) prior to the second anniversary of the closing date and on or after the first anniversary of the closing date, 1847 Goedeker shall pay SBCC an amount equal to 3.0% of such prepayment, or (iii) prior to the third anniversary of the closing date and on or after the second anniversary of the closing date, 1847 Goedeker shall pay SBCC an amount equal to 1.0% of such prepayment, in each case as liquidated damages for damages for loss of bargain to SBCC. In addition, in the event and on each occasion that any Net Proceeds (as defined in the Term Loan Agreement) are received by or on behalf of 1847 Goedeker or 1847 Holdco in respect of any Prepayment Event (as defined above) following the occurrence and during the continuance of an Event of Default, 1847 Goedeker shall, immediately after such Net Proceeds are received, prepay the Term Note below in an aggregate amount equal to 100% of such Net Proceeds.

Under the Term Loan Agreement, 1847 Goedeker was required at closing to pay an origination fee of $30,000 to SBCC. Also, as described above, GVC Financial Services, LLC was paid a fee of $150,000 in connection with services it provided in connection with the Term Loan and the Revolving Loan.

The Term Loan Agreement contains the same Events of Default as the Revolving Loan Agreement, provided that the reference to the Term Loan in the cross-default provision refers instead to the Revolving Loan.

The Term Loan Agreement contains customary representations, warranties and affirmative and negative financial and other covenants for a loan of this type. The Term Note is secured by a second priority security interest (subordinate to the Revolving Loan) in all of the assets of 1847 Goedeker and 1847 Holdco. In connection with such security interest, on April 5, 2019, (i) 1847 Holdco entered into a Pledge Agreement with SBCC, pursuant to which 1847 Holdco pledged the shares of 1847 Goedeker held by it to SBCC, and (ii) 1847 Goedeker entered Deposit Account Control Agreement with Burnley, SBCC and Montgomery Bank relating to the security interest in 1847 Goedeker's bank accounts.

In addition, on April 5, 2019, the Company entered into a Guaranty with SBCC to guaranty the obligations under the Term Loan Agreement upon the occurrence of certain prohibited acts described in the Guaranty.

Equity-Linked Financing

On April 5, 2019, the Company, 1847 Holdco and 1847 Goedeker (collectively, "1847") entered into a Securities Purchase Agreement (the "Leonite Purchase Agreement") with Leonite Capital LLC, a Delaware limited liability company ("Leonite"), pursuant to which 1847 issued to Leonite a secured convertible promissory note in the aggregate principal amount of $714,285.71 (the "Leonite Note"). As additional consideration for the purchase of the Leonite Note, (i) the Company issued to Leonite 50,000 common shares, (ii) the Company issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis (the "Leonite Warrant"), and (iii) 1847 Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in 1847 Holdco.

The Leonite Note carries an original issue discount of $64,285.71 to cover Leonite's legal fees, accounting fees, due diligence fees and/or other transactional costs incurred in connection with the purchase of the Leonite Note. Therefore, the purchase price of the Leonite Note was $650,000.

The Leonite Note bears interest at the rate of the greater of (i) 12% per annum and (ii) the prime rate as set forth in the Wall Street Journal on April 5, 2019 plus 6.5% guaranteed over the holding period on the unconverted principal amount, on the terms set forth in the Leonite Note (the "Stated Rate"). Any amount of principal or interest on the Leonite Note, which is not paid by the maturity date, shall bear interest at the rate at the lesser of 24% per annum or the maximum legal amount permitted by law (the "Default Interest").

Beginning on May 5, 2019 and on the same day of each and every calendar month thereafter throughout the term of the Leonite Note, 1847 shall make monthly payments of interest only due under the Leonite Note to Leonite at the Stated Rate as set forth above. 1847 shall pay to Leonite on an accelerated basis any outstanding principal amount of the Leonite Note, along with accrued, but unpaid interest, from: (i) net proceeds of any future financings by the Company, but not its subsidiaries, whether debt or equity, or any other financing proceeds, except any transaction having a specific use of proceeds requirement that such proceeds are to be used exclusively to purchase the assets or equity of an unaffiliated business and the proceeds are used accordingly; (ii) net proceeds from any sale of assets of 1847 or any of its subsidiaries other than sales of assets in the ordinary course of business or receipt by 1847 or any of its subsidiaries of any tax credits, subject to rights of Goedeker, or other financing sources of 1847 (including its subsidiaries) existing prior to the date of the Leonite Note; and (iii) net proceeds from the sale of any assets outside of the ordinary course of business or securities in any subsidiary.

The Leonite Note will mature 12 months from the issue date, or April 5, 2020, at which time the principal amount and all accrued and unpaid interest, if any, and other fees relating to the Leonite Note, will be due and payable. Unless an event of default as set forth in the Leonite Note has occurred, 1847 has the right to prepay principal amount of, and any accrued and unpaid interest on, the Leonite Note at any time prior to the maturity date at 115% of the principal amount (the "Premium"), provided, however, that if the prepayment is the result of any of the occurrence of any of the transactions described in subparagraphs (i), (ii) or (iii) above then such prepayment shall be the unpaid principal amount, plus accrued and unpaid interest and other amounts due but without the Premium.

The Leonite Note contains customary events of default, including in the event of (i) non-payment, (ii) a breach by 1847 of its covenants under the Leonite Purchase Agreement or any other agreement entered into in connection with the Leonite Purchase Agreement, or a breach of any of representations or warranties under the Leonite Note, or (iii) the bankruptcy of 1847. The Leonite Note also contains a cross default provision, whereby a default by 1847 of any covenant or other term or condition contained in any of the other financial instrument issued by of 1847 to Leonite or any other third party after the passage all applicable notice and cure or grace periods that results in a material adverse effect shall, at Leonite's option, be considered a default under the Leonite Note, in which event Leonite shall be entitled to apply all rights and remedies under the terms of the Leonite Note.

Under the Leonite Note, Leonite has the right at any time at its option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the Leonite Note into fully paid and non-assessable common shares or any shares of capital stock or other securities of the Company into which such common shares may be changed or reclassified. The number of common shares to be issued upon each conversion of the Leonite Note shall be determined by dividing the Conversion Amount by the applicable conversion price then in effect. The term "Conversion Amount" means, with respect to any conversion of the Leonite Note, the sum of: (i) the principal amount of the Leonite Note to be converted plus (ii) at Leonite's option, accrued and unpaid interest, plus (iii) at Leonite's option, Default Interest, if any, plus (iv) Leonite's expenses relating to a conversion, plus (v) at Leonite's option, any amounts owed to Leonite. The conversion price shall be $1.00 per share (the "Fixed Conversion Price") (subject to adjustment as further described in the Leonite Note for common share distributions and splits, certain fundamental transactions, and anti-dilution adjustments), provided that at any time after any event of default under the Leonite Note, the conversion price shall immediately be equal to the lesser of (i) the Fixed Conversion Price less 40%; and (ii) the lowest weighted average price of the common shares during the 21 consecutive trading day period immediately preceding the trading day that 1847 receives a notice of conversion or (iii) the discount to market based on subsequent financings with other investors.

Notwithstanding the foregoing, in no event shall Leonite be entitled to convert any portion of the Leonite Note in excess of that portion of the Leonite Note upon conversion of which the sum of (1) the number of common shares beneficially owned by Leonite and its affiliates (other than common shares which may be deemed beneficially owned through the ownership of the unconverted portion of the Leonite Note or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to the limitations contained in the Leonite Note, and, if applicable, net of any shares that may be deemed to be owned by any person not affiliated with Leonite who has purchased a portion of the Leonite Note from Leonite) and (2) the number of common shares issuable upon the conversion of the portion of the Leonite Note with respect to which the determination of this proviso is being made, would result in beneficial ownership by Leonite and its affiliates of more than 4.99% of the outstanding common shares of the Company. Such limitations on conversion may be waived (up to a maximum of 9.99%) by Leonite upon, at its election, not less than 61 days' prior notice to the Company, and the provisions of the conversion limitation shall continue to apply until such 61st day (or such later date, as determined by Leonite, as may be specified in such notice of waiver).

The Leonite Warrant also contains an ownership limitation. The Company shall not effect any exercise of the Leonite Warrant, and Leonite shall not have the right to exercise any portion of the Leonite Warrant, to the extent that after giving effect to issuance of common shares upon exercise the Leonite Warrant, Leonite, together with its affiliates, and any other persons acting as a group together with Leonite or any of its affiliates, would beneficially own in excess of 4.99% of the number of common shares outstanding immediately after giving effect to the issuance of common shares issuable upon exercise of the Leonite Warrant.  Upon no fewer than 61 days' prior notice to the Company, Leonite may increase or decrease such beneficial ownership limitation provisions and any such increase or decrease will not be effective until the 61st day after such notice is delivered to the Company.

The Leonite Purchase Agreement contains customary representations, warranties and covenants. In addition, pursuant to the Leonite Purchase Agreement, Leonite was granted piggy-back registration rights with respect to the common shares, the Leonite Warrant and the shares issuable upon exercise of the Leonite Warrant. Also, in the event that the Company proposes to offer and sell its securities in an Equity Financing (as defined in the Leonite Purchase Agreement), Leonite shall have the right, but not the obligation, to participate in the purchase of the securities being offered in such Equity Financing up to an amount equal to the principal amount of the Leonite Note until the earliest of (i) the maturity date, (ii) the date that the Leonite Note and all accrued but unpaid interest shall have been repaid in full, and (iii) the closing date of an Equity Financing in which all, or any remaining portion, of the outstanding principal amount of the Leonite Note along with accrued but unpaid interest thereon shall have been converted, in full, into, and on the same terms as, the securities being offered in such Equity Financing.

In addition, as long as Leonite owns at least five percent (5%) of the securities originally purchased under the Leonite Purchase Agreement, the Company must timely file (or obtain extensions in respect thereof and file within the applicable grace period) all reports required to be filed it pursuant to the Securities Exchange Act of 1934, as amended, or make publicly available in accordance with Rule 144(c) such information as is required for Leonite to sell the securities under Rule 144. If the Company fails to remain current in its reporting obligations or to provide currently publicly available information in accordance with Rule 144(c) and such failure extends for a period of more than fifteen trading days (the date which such five trading day-period is exceeded, the "Event Date"), then in addition to any other rights Leonite may have under the Leonite Purchase Agreement or under applicable law, on each such Event Date and on each monthly anniversary of each such Event Date until the information failure is cured, the Company shall pay to Leonite an amount in cash, as partial liquidated damages and not as a penalty, equal to 0.75% of purchase price paid for the securities held by Leonite at the Event Date with a maximum amount of liquidated damages payable being capped at $150,000.

Concurrently with 1847 and Leonite entering into the Leonite Purchase Agreement and as security for 1847's obligations thereunder, on April 5, 2019, the Company, 1847 Holdco and 1847 Goedeker entered into a Security and Pledge Agreement with Leonite (the "Security Agreement"). Pursuant to the Security Agreement, and in order to secure 1847's timely payment of the Leonite Note and related obligations and the timely performance of each and all of its covenants and obligations under the Leonite Purchase Agreement and related documents, 1847 unconditionally and irrevocably granted, pledged and hypothecated to Leonite a continuing security interest in and to, a lien upon, assignment of, and right of set-off against, all presently existing and hereafter acquired or arising assets. Such security interest is a first priority security interest with respect to the securities that the Company owns in 1847 Holdco and in 1847 Neese, and a third priority security interest with respect to all other assets.

The rights of Leonite to receive payments under the Leonite Note are subordinate to the rights of Burnley and SBCC under separate Subordination Agreements that Leonite entered into with them on April 5, 2019.